Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net
Intangible Assets, Net

5. Intangible Assets, Net

			Weighted Average
			Remaining
			Amortization
	As of December 31,		Period in Years
	2019	2020
	$	$
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	3.25
License agreements with SINA	80,660,000	80,660,000	3.25
Customer relationship	10,247,802	—	—
Computer software licenses	7,373,828	1,739,166	2.17

	205,071,630	189,189,166	3.23

Less: Accumulated amortization
Advertising agency agreement with SINA	81,561,152	87,616,075
License agreements with SINA	61,895,348	66,398,866
Customer relationship	10,229,252	—
Computer software licenses	5,805,180	960,883

Intangible assets subject to amortization, net	45,580,698	34,213,342

Total intangible assets, net	45,580,698	34,213,342

The advertising agency agreement and license agreements with SINA (the “SINA Agreements”) were recognized in connection with the Group's acquisition of China Online Housing Technology Corporation (“COHT”) in 2009, and provide the Group with exclusive rights to operate SINA's real estate and home furnishing related channels and the exclusive right to sell advertising relating to real estate, home furnishing and construction materials on these channels as well as SINA's other websites. If the Group sells advertising on SINA's websites other than the above channels, it will pay SINA fees of approximately 15% of the revenues generated from these sales. The SINA Agreements had an original expiration date in 2019. In March 2014, the SINA Agreements were extended by five years to 2024 for no additional consideration. All other terms of the SINA Agreements remained the same. The acquisition cost was recognized as an intangible asset and amortized over the term of the agreement.

Amortization expenses were $13,239,962,  $12,870,915 and $11,636,952 for the years ended December 31, 2018, 2019 and 2020, respectively. The Group expects to record amortization expenses of $10,984,069,  $10,819,721,  $10,607,412,  $1,794,913 and $7,229 for the years ending December 31, 2021, 2022, 2023, 2024 and 2025, respectively.